Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Relationships

Company name	Relationship with the Group
Hesine Technologies International Worldwide Inc. (“Hissage”)	An equity investee of the Group
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	An equity investee of the Group
Beijing Showself Technology Co., Ltd. (“Showself”)	An equity investee of the Group
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	An equity investee of the Group
RPL Holdings Limited (“RPL”)	The Company’s parent company
Shenzhen Xinbo Co., Ltd.(“Xinbo”)	A company over which one of the Company’s senior management has significant influence
Beijing Wangnuo Xingyun Technology Co., Ltd (“Wangnuo Xingyun”)	A company over which one of the Company’s senior management has significant influence

Details of Related Party Balances and Main Transactions

	December 31,
Nature and Company	2012	2013
	US$	US$
Housing Loan guaranteed by RPL*	461	572
Interest-free loans to Hissage	—	3,940
Bridge loans to Huayong	—	2,328
Interest-free loans to Xinbo	—	962
Prepayments to Hetu **	—	1,456

	December 31,
Nature and Company	2012	2013
	US$	US$
Account payables to Showself ***	—	54

	For the year ended December 31,
Nature and Company	2011	2012	2013
	US$	US$	US$
Cost related to game operation to Hetu**	—	—	184
Commission revenue recognized from Wangnuo Xingyun****	—	—	56
Advertising revenue recognized from Showself***			23

*	Prior to 2013, the Group made interest-free housing loans to 15 employees with original amount of approximately US$830 In 2013, the Group made interest-free housing loans of RMB1,100 (US$180) to additional 4 employees. The total housing loans are guaranteed by RPL Holding Ltd. (“RPL”), the parent company of the Company. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2013, housing loans recorded as other current assets and other non-current assets were US$228 and US$344, respectively.
**	In October 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly.
***	In April 2013, the Group entered into a joint operation arrangement with Showself to publish and operate one of its mobile games. Under the joint operation arrangement, the Group uses net method to account for revenue from the game operation. The revenue-sharing fees to Showself were excluded from cost of services, and recorded as account payables to Showself. In the year of 2013, the Group also promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue of US$23.
****	In 2013, the Group purchased mobile hardware from Apple for Wangnuo Xingyun and retained commissions. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013.